INCOME TAXES - Schedule of Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 236,791	€ 217,553
Deferred tax liabilities	(110,016)	(136,846)
Net deferred tax assets	126,775	80,707
To be recovered after 12 months
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	93,073	128,110
Deferred tax liabilities	(82,429)	(100,865)
To be recovered within 12 months
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	143,718	89,443
Deferred tax liabilities	€ (27,587)	€ (35,981)